The Royce Fund
Supplement to the Prospectus dated May 1, 2010
Royce Heritage Fund
Royce Dividend Value Fund
Royce Value Fund
Royce 100 Fund
Royce Low-Priced Stock Fund
Royce Value Plus Fund

1. The section of the Prospectus entitled "How to Purchase and Sell Fund Shares" for Royce Heritage Fund, Royce Value Fund, Royce 100 Fund, Royce Low-Priced Stock Fund and Royce Value Plus Fund, is replaced in its entirety with the following:

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund's Investment and Service Classes purchased directly from The Royce Fund:

Account Type	Minimum
Regular Account-Investment Class	$100,000
Regular Account-Service Class	$2,000
IRA-Investment Class	$100,000
IRA-Service Class	$1,000
Automatic Investment or Direct Deposit Plan Accounts-Investment Class	$100,000
Automatic Investment or Direct Deposit Plan Accounts-Service Class	$1,000
401(k) Accounts	None

The minimum subsequent investment is $50, regardless of account type

The minimum initial investment for Institutional Class shares is $1,000,000 regardless of account type.

You may sell shares in your account at any time and make requests online, by telephone and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary.

2. The section of the Prospectus entitled "How to Purchase and Sell Fund Shares" for Royce Dividend Value Fund is replaced in its entirety with the following:

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund's Investment and Service Classes purchased directly from The Royce Fund:

Account Type	Minimum
Regular Account-Investment Class	$100,000
Regular Account-Service Class	$2,000
IRA-Investment Class	$100,000
IRA-Service Class	$1,000
Automatic Investment or Direct Deposit Plan Accounts-Investment Class	$100,000
Automatic Investment or Direct Deposit Plan Accounts-Service Class	$1,000
401(k) Accounts	None

The minimum subsequent investment is $50, regardless of account type

You may sell shares in your account at any time and make requests online, by telephone and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary.

June 21, 2010